General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of General and Administrative Expenses [Abstract]
Employee compensation	$ 5,994	$ 6,173	$ 8,200
Professional services	1,735	6,382	2,570
Depreciation and Amortization	510	465	609
Office expense	437	475	684
Others	1,277	1,794	976
Total	$ 9,953	$ 15,289	$ 13,039